Summary of Significant Accounting Policies (Details) - Schedule of Information of Revenues - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,060,442
Concerts and entertainment events [Member]
Disaggregation of Revenue [Line Items]
Total revenue	952,642
Construction management consulting services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 107,800